SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER PURCHASE AGREEMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
2025		$ 26,270
Total expected contractual payments		$ 26,270
Gulfstream G Two Eighty [Member]
Restructuring Cost and Reserve [Line Items]
2025	$ 18,038
Total expected contractual payments	$ 18,038		$ 79,000